CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 48,783	$ 47,661
Restricted cash and short-term deposits	55,547	46,333
Trade accounts receivable	16,466	17,303
Amounts due from related parties	804	5,098
Current portion of investment in leased vessel, net	2,570	2,308
Inventories	1,719	2,702
Other current assets	20,932	11,894
Total current assets	146,821	133,299
Non-current assets
Restricted cash	129,838	135,928
Investment in affiliate	185,562	193,270
Vessels and equipment, net	1,308,206	1,369,665
Vessel under finance lease, net	102,534	108,433
Investment in leased vessel, net	109,216	111,829
Intangible assets, net	41,295	50,409
Other non-current assets	4,189	2,779
Total assets	2,027,661	2,105,612
Current liabilities
Current portion of long-term debt	702,962	225,254
Current portion of obligation under finance lease	2,521	1,990
Trade accounts payable	1,766	2,756
Accrued expenses	25,157	23,451
Other current liabilities	99,871	55,703
Total current liabilities	832,277	309,154
Non-current liabilities
Long-term debt	416,746	991,679
Obligation under finance lease	122,029	120,789
Other non-current liabilities	31,288	31,296
Total liabilities	1,402,340	1,452,918
Commitments and contingencies
Common units, outstanding (in shares)	69,301,636	69,301,636
Partners’ capital:
Common unitholders: 69,301,636 units issued and outstanding at December 31, 2020 (2019: 69,301,636)	$ 361,912	$ 387,631
Preferred unitholders: 5,520,000 preferred units issued and outstanding at December 31, 2020 (2019: 5,520,000)	132,991	132,991
General partner interest: 1,436,391 units issued and outstanding at December 31, 2020 (2019: 1,436,391)	48,306	48,841
Total partners’ capital before non-controlling interests	543,209	569,463
Non-controlling interests	82,112	83,231
Total equity	625,321	652,694
Total liabilities and equity	$ 2,027,661	$ 2,105,612
Common unit, issued (in shares)	69,301,636	69,301,636